Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Deferred Tax Offsetting (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Deferred Tax Offsetting [Abstract]
Deferred tax asset	RM 175,810	$ 43,292	RM 74,000
Deferred tax liability
Deferred tax and liability	RM 175,810	$ 43,292	RM 74,000	$ 18,222	RM 74,000